Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	$ 294,097,407	$ 45,937,153	$ 293,355,573
Cash flows from investing activities	(137,231,817)	(236,456,796)	(178,992,533)
Cash flows from financing activities	(118,036,175)	537,101,943	(233,643,855)
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	131,525,546	16,363,598	121,754,766
Cash flows from investing activities	(60,441,964)	(144,848,367)	(40,365,451)
Cash flows from financing activities	(27,109,286)	45,534,885	(107,692,241)
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	69,414,222	68,638,330	101,401,629
Cash flows from investing activities	(38,973,597)	(67,910,992)	(63,129,231)
Cash flows from financing activities	1,426,434	3,751,919	(9,003,717)
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	21,783,654	6,000,923	19,545,855
Cash flows from investing activities	(11,310,213)	(13,030,601)	(8,920,470)
Cash flows from financing activities	(5,351,845)	(30,597,389)	(40,134,129)
All other segments [member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	71,373,985	(45,065,698)	50,653,323
Cash flows from investing activities	(26,506,043)	(10,666,836)	(66,577,381)
Cash flows from financing activities	$ (87,001,478)	$ 518,412,528	$ (76,813,768)